SUBSEQUENT EVENTS (Details)	Jul. 12, 2022	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Cash and cash equivalents		$ 512,614,742	$ 900,606,000	$ 528,892,000	$ 82,314,000
Target decrease in spending
Disclosure of non-adjusting events after reporting period [line items]
Targeted decrease in organizational spending	0.30
Employees impacted by spending reduction	30.00%